Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 5 – ACCOUNTS RECEIVABLE

Accounts receivable is net of allowance for expected credit losses.

	As of
	September 30, 2025	December 31, 2024
Accounts receivable	$21,551,378	$15,796,423
Less: allowance for expected credit losses	-	-
Accounts receivable, net	$21,551,378	$15,796,423

Changes in the allowance for expected credit losses are as follows:

	For the Nine Months Ended September 30, 2025	For the Year Ended December 31, 2024
Beginning balance	$-	$867,865
Reversal of provision charged to expense	-	(856,311)
Effect of foreign exchange change	-	(11,554)
Ending balance	$-	$-

NOTE 5 – ACCOUNTS RECEIVABLE

Accounts receivable is net of allowance for expected credit losses.

	As of
	December 31, 2024	December 31, 2023
Accounts receivable	$15,796,423	$17,351,398
Less: allowance for expected credit losses	-	(867,865)
Accounts receivable, net	$15,796,423	$16,483,533

Changes in the allowance for expected credit losses are as follows:

	As of
	December 31, 2024	December 31, 2023
Beginning balance	$867,865	$762,325
Additional provision charged to expense	-	127,646
Reversal of provision charged to expense	(856,311)	-
Effect of foreign exchange change	(11,554)	(22,106)
Ending balance	$-	$867,865